PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
7.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment of the Group at December 31, 2011 and 2010 were as follows:

	2011	2011	2010
	US$	RMB	RMB
	(In thousands)
Buildings	24,648	155,306	140,472
Machinery and equipment	25,697	161,915	142,879
Motor vehicles	3,612	22,761	19,877
Furniture, fixtures and office equipment	4,942	31,137	20,754
	58,899	371,119	323,982
Less: accumulated depreciation	(21,797)	(137,342)	(111,143)
	37,102	233,777	212,839

The Group’s buildings are located in the PRC and USA and the land on which the Group’s buildings are situated in the PRC are State-owned.  The property in the U.S. is owned by Jinpan Realty, LLP, a wholly owned subsidiary of Jinpan USA. Depreciation expense in 2011, 2010 and 2009 was RMB 27.9 million, RMB 24.5 million and RMB 25.5 million respectively. The depreciation was included both in cost of goods sold and selling and administrative expense.